Related Party Transactions (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 29, 2024	Mar. 01, 2024	Jun. 30, 2022	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 23, 2024
Related Party Transactions [Line Items]
Lease term		2 years	5 years		48 months
Rental fee		$ 3,000	$ 20,000
Rental expenses				$ 95,000	$ 240,000
Ordinary shares, price per sahre (in Dollars per share)				$ 0.001	$ 0.001
Reversed provision against accounts receivable due				$ (19,103)	$ 762,000
Paid salaries				19,103
Related Party [Member]
Related Party Transactions [Line Items]
Reversed provision against accounts receivable due				(19,103)	762,000
Mr. Jun Liu [Member]
Related Party Transactions [Line Items]
Loan amount						$ 300,000
Mr. Liu [Member]
Related Party Transactions [Line Items]
Ordinary shares, price per sahre (in Dollars per share)	$ 0.001
Share price per share (in Dollars per share)	$ 0.91
Huaya [Member]
Related Party Transactions [Line Items]
Loan payments					100,000
Repayment of loan				40,539	$ 59,461
Asia International Securities Exchange Co Ltd [Member]
Related Party Transactions [Line Items]
Debts amount						$ 712,258
Loans [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Interest-free loan				$ 900,000
Ordinary Shares [Member]
Related Party Transactions [Line Items]
Share price per share (in Dollars per share)							$ 1.23
Ordinary Shares [Member] | Mr. Liu [Member]
Related Party Transactions [Line Items]
Ordinary shares (in Shares)	384,478
Unpaid salary	$ 349,875